Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Crude oil	$ 3,375	$ 3,738
Oil products	2,196	3,278
Intermediate products	635	587
Natural gas and Liquefied Natural Gas (LNG)	78	135
Biofuels	13	14
Fertilizers	1	4
Total products	6,298	7,756
Materials, supplies and others	1,383	1,023
Total	$ 7,681	$ 8,779